Disclosure of credit risk (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statements [Line Items]
Cash and cash equivalents	$ 650,902	$ 20,162	$ 21,520	$ 8,255
Advances receivable	50,581	175,501
Due from related parties		4,518
Credit risk [Member]
Statements [Line Items]
Cash and cash equivalents	650,902	20,162
Advances receivable	50,581	175,501
Due from related parties	0	4,518
Value at risk	$ 701,483	$ 200,181